Leasing Activity	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leasing Activity

Note 5: Leasing Activity
The information below provides a summary of our leasing activities as a lessor and lessee.

As a Lessor
Table 5.1 presents the composition of our leasing revenue and Table 5.2 provides the components of our investment in lease financing. Noninterest income on leases, included in Table 5.1 is included in other noninterest income on our consolidated statement of income. Lease expense, included in other noninterest expense on our consolidated statement of income, was $1.0 billion, $1.2 billion, and $1.3 billion for the years ended December 31, 2020, 2019 and 2018, respectively.

Table 5.1: Leasing Revenue

	Year ended December 31,
(in millions)	2020	2019
Interest income on lease financing	$732	869
Other lease revenues:
Variable revenues on lease financing	107	98
Fixed revenues on operating leases	1,169	1,393
Variable revenues on operating leases	47	66
Other lease-related revenues (1)	(78)	57
Noninterest income on leases	1,245	1,614
Total leasing revenue	$1,977	2,483
(1)    Predominantly includes net gains (losses) on disposition of assets leased under operating leases or lease financings.

Table 5.2: Investment in Lease Financing

(in millions)	Dec 31, 2020	Dec 31, 2019
Lease receivables	$14,210	18,114
Residual asset values	3,810	4,208
Unearned income	(1,933)	(2,491)
Lease financing	$16,087	19,831
Our net investment in financing and sales-type leases included $1.7 billion and $1.9 billion of leveraged leases at December 31, 2020 and 2019, respectively.
As shown in Table 7.2, included in Note 7 (Premises, Equipment and Other Assets), we had $7.4 billion and $8.2 billion in operating lease assets at December 31, 2020 and 2019, respectively, which was net of $3.1 billion of accumulated depreciation for both years. Depreciation expense for the operating lease assets was $755 million and $848 million in 2020 and 2019, respectively.
Table 5.3 presents future lease payments owed by our lessees.

Table 5.3: Maturities of Lease Receivables

	December 31, 2020
(in millions)	Direct financing and sales- type leases	Operating leases
2021	$5,060	655
2022	3,650	461
2023	2,259	330
2024	1,274	227
2025	630	153
Thereafter	1,337	265
Total lease receivables	$14,210	2,091
As a Lessee
Substantially all of our leases are operating leases. Table 5.4 presents balances for our operating leases.

Table 5.4: Operating Lease Right of Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2020	Dec 31, 2019
ROU assets	$4,306	4,724
Lease liabilities	4,962	5,297
Table 5.5 provides the composition of our lease costs, which are predominantly included in net occupancy expense.

Table 5.5: Lease Costs

	Year ended December 31,
(in millions)	2020	2019
Fixed lease expense – operating leases	$1,149	1,212
Variable lease expense	299	314
Other (1)	(77)	(68)
Total lease costs	$1,371	1,458
(1)Predominantly includes gains recognized from sale leaseback transactions and sublease rental income.
Net operating lease rental expense was $1.3 billion for the year 2018 and is predominantly included in net occupancy expense.
Table 5.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2020.
Table 5.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	December 31, 2020
2021	$994
2022	994
2023	856
2024	702
2025	520
Thereafter	1,421
Total lease payments	5,487
Less: imputed interest	525
Total operating lease liabilities	$4,962
Weighted average remaining lease term (in years)	6.9
Weighted average discount rate	2.8%
Our operating leases predominantly expire within the next 15 years, with the longest lease expiring in 2105. We do not include renewal or termination options in the establishment of the lease term when we are not reasonably certain that we will exercise them. As of December 31, 2020, we had additional operating leases commitments of $54 million, predominantly for real estate, which leases had not yet commenced. These leases are expected to commence during 2022 and have lease terms of 3 years to 13 years.